Significant accounting policies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant accounting policies (Details) [Line Items]
Convience translation, description	the convenience of the readers and were calculated at the rate of US$1.00=RMB 6.525, representing the index rates stipulated by the Federal Reserve Bank of New York on 31 December 2020.
Capitalized costs recognized	¥ 59,014	¥ 87,635	¥ 87,126
Impairment losses	¥ 27,591
Revenue recognition description	the completion of trial period/trial course but before the completion of 30% of total hours in the courses, the contract assets are set off against the financial liabilities from contracts with customers and recognition of revenue is recorded as a reduction of the related financial liabilities from contracts with customers, and non-refundable amounts of course fee are transferred from financial liabilities from contracts with customers to deferred revenue. After the completion of 30% of total hours in the courses, the remaining financial liabilities from contracts with customers are reclassified as deferred revenue in the consolidated balance sheet and the recognition of revenue is recorded as a reduction of the deferred revenue.
Refund regarding	¥ 2,000
Branding and marketing expense	123,308	140,281	144,203
Grants receivable	28,124	5,773	7,817
Employee Benefits and Share-based Compensation	¥ 27,054	¥ 62,084	¥ 56,248
Statutory reserve, percentage	10.00%
Surplus fund, percentage	50.00%
Minimum [Member]
Significant accounting policies (Details) [Line Items]
Ownership, percentage	20.00%
leases term	1 year
Maximum [Member]
Significant accounting policies (Details) [Line Items]
Ownership, percentage	50.00%
leases term	10 years
Short-term [Member]
Significant accounting policies (Details) [Line Items]
Revenue recognition description	the Group offers refunds of the amount related to the course fee of the undelivered course hours after deducting 30% of it or certain amount of teaching service fee for each completed course level to customers who withdraw from a course, provided attended course hours are less than or equal to 30% of total hours in the courses at the time of withdrawal. No refund will be provided for customers attending more than 30% of total hours in the underlying courses.
Generally [Member]
Significant accounting policies (Details) [Line Items]
Estimated useful lives	5 years
Software Development [Member]
Significant accounting policies (Details) [Line Items]
Estimated useful lives	10 years